Non-current other liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Non-current other liabilities
The carrying amount of Non-current other liabilities for the years ended December 31, 2024 and 2023 is as follows:

	December 31, 2024	December 31, 2023
	(in thousands)
Other non-current liabilities	83,470	45,998
Total	$83,470	$45,998